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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2005

Check here if Amendment [ ]; Amendment Number:  ____
  This Amendment (Check only one.): [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Financial Stocks, Inc.
Address:          507 Carew Tower
                  441 Vine Street
                  Cincinnati, Ohio 45202

13F File Number:  28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Steven N. Stein
Title:   Chairman & Chief Executive Officer
Phone:   (513) 241-6166

Signature, Place, and Date of Signing:

/s/ Steven N. Stein             Cincinnati, Ohio  February 7, 2006
------------------------------  ----------------  ----------------

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: N/A

                                       -1-

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                -0-
                                             --------
Form 13F Information Table Entry Total:            73
                                             --------
Form 13F Information Table Value Total:      $220,740
                                             --------
                                             (thousands)
List of Other Included Managers:  None

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

COLUMN 1                           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7           COLUMN 8

                                   Title of               FMV       SH or    SH\   PUT\   Inv.     Other
Name of Issuer                     Class       CUSIP      (000's)   PRN      PRN   CALL   Discr.   Mgrs      Sole    Shared   None
AFFIRMATIVE INSURANCE HOLDINGS     Common      8272106     1,459     100,000 SH           Sole              100,000      -      -
ALLIED IRISH BANKS PLC ADR         Spon ADR    19228402    1,074      25,000 SH           Sole               25,000      -      -
AMERIPRISE FINL INC                Common      03076C106   2,255      55,000 SH           Sole               55,000      -      -
AMERISERV                          Common      03074A102   9,548   2,180,000 SH           Sole            2,180,000      -      -
ARCH CAPITAL GROUP LTD             Common      G0450A105   1,369      25,000 SH           Sole               25,000      -      -
AXIS CAPITAL HOLDINGS              Common      48425102    3,597     115,000 SH           Sole              115,000      -      -
BANCO BILBAO VIZCAYA SA            Spon ADR    05946k101   1,160      65,000 SH           Sole               65,000      -      -
BANCO DE SANTANDER                 ADR         05964h105   1,121      85,000 SH           Sole               85,000      -      -
BANK OF AMERICA CORPORATION        Common      60505104    4,384      95,000 SH           Sole               95,000      -      -
BANK OF MARIN-CORTE MADERA CAL     Common      63431100    1,219      35,858 SH           Sole               35,858      -      -
BANKATLANTIC BANCORP               Common      65908501    2,838     202,692 SH           Sole              202,692      -      -
BANKFINANCIAL CORP                 Common      06643P104   1,431      97,459 SH           Sole               97,459      -      -
BAY VIEW CAPITAL CORP-DEL          Common      07262L309     623      35,000 SH           Sole               35,000      -      -
BEACH FIRST NATL BANCSHARES        Common      73334104    2,149      87,713 SH           Sole               87,713      -      -
BNCCORP INC                        Common      55936108    3,881     337,500 SH           Sole              337,500      -      -
BROOKFIELD ASSET MANAGEMENT        Cl A Ltd    112585104   5,033     100,000 SH           Sole              100,000      -      -
CARDINAL FINANCIAL CORP            Common      14149F109   2,108     191,616 SH           Sole              191,616      -      -
CENTENNIAL BANK HOLDINGS INC.      Common      151345303  10,816     874,400 SH           Sole              874,400      -      -
CHUBB CORP                         Common      171232101   2,441      25,000 SH           Sole               25,000      -      -
CITIGROUP INC                      Common      172967101   1,941      40,000 SH           Sole               40,000      -      -
COAST FINANCIAL HOLDINGS INC       Common      190354100   2,844     173,300 SH           Sole              173,300      -      -
COMMONWEALTH BANKSHARES INC.       Common      202736104   7,379     269,324 SH           Sole              269,324      -      -
COMPUCREDIT CORP                   Common      20478N100   5,769     150,000 SH           Sole              150,000      -      -
CONNECTICUT BANK & TRUST CO        Common      207546102   1,181     125,000 SH           Sole              125,000      -      -
CONSECO                            Common      208464883   2,896     125,000 SH           Sole              125,000
DIME BANCORP INC NEW               Common      25429Q110      28     215,656 SH           Sole              215,656      -      -



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

COLUMN 1                           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7           COLUMN 8

                                   Title of               FMV       SH or    SH\   PUT\   Inv.     Other
Name of Issuer                     Class       CUSIP      (000's)   PRN      PRN   CALL   Discr.   Mgrs      Sole    Shared   None
ENSTAR GROUP INC GA                Common      29358R107   1,110      16,760 SH           Sole               16,760      -      -
EPIC BANCORP                       Common      294250105   1,631      96,134 SH           Sole               96,134      -      -
EVEREST REINSURANCE HOLDINGS IN    Common      G3223R108   5,018      50,000 SH           Sole               50,000      -      -
FIRST COMMUNITY BANK CORP AMERICA  Common      39185E202   1,409      52,500 SH           Sole               52,500      -      -
FIRST FRANKLIN CORP                Common      320272107     749      46,808 SH           Sole               46,808      -      -
FRANKLIN BANK CORP                 Common      352451108   3,894     216,426 SH           Sole              216,426      -      -
GATEWAY FINANCIAL HOLDINGS         Common      368140109   1,655     100,000 SH           Sole              100,000      -      -
HANMI FINANCIAL                    Common      410495105  18,932   1,060,000 SH           Sole            1,060,000      -      -
HANOVER INSURANCE                  Common      410867105   5,221     125,000 SH           Sole              125,000
HERCULES TECHNOLOGY GROWTH         Common      427096508   2,698     225,000 SH           Sole              225,000      -      -
INTERNATIONAL BANCSHARES CORP      Common      459044103   3,040     103,544 SH           Sole              103,544      -      -
JPMORGAN CHASE                     Common      46625H100   1,985      50,000 SH           Sole               50,000
K FED BANCORP                      Common      48246S101   1,852     154,366 SH           Sole              154,366      -      -
LEGACY BANCORP                     Common      52463G105   1,068      80,000 SH           Sole               80,000      -      -
LONGVIEW FIBRE CO                  Common      543213102   1,041      50,000 SH           Sole               50,000      -      -
MACKINAC FINANCIAL CORP            Common      554571109   3,094     340,000 SH           Sole              340,000      -      -
MARKETAXESS HLDGS INC              Common      57060D108   1,512     132,283 SH           Sole              132,283      -      -
MATRIX CAP CORP                    Common      576819106   9,456     502,688 SH           Sole              502,688      -      -
MAX RE CAPITAL LTD                 Shares      G6052F103   4,835     186,189 SH           Sole              186,189      -      -
MEADOWBROOK INSURANCE GROUP        Common      58319P108   4,088     700,000 SH           Sole              700,000      -      -
MITSUBISHI UFJ FINANCIAL GROUP     Shares      606822104   1,369     100,000 SH           Sole              100,000
NESS TECHNOLOGIES INC              Common      64104X108     431      40,000 SH           Sole               40,000      -      -
NEW CENTURY FINANCIAL              Common      64352D200   2,330     100,000 SH           Sole              100,000      -      -
OLD LINE BANCSHARES                Common      67984M100   1,041     100,000 SH           Sole              100,000      -      -
PARTNER RE                         Spons ADR   G6852T105   4,925      75,000 SH           Sole               75,000
POPULAR INC                        Common      733174106   3,454     163,293 SH           Sole              163,293      -      -
POTLATCH CORP                      Common      737628107   3,059      60,000 SH           Sole               60,000

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

COLUMN 1                           COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5       COLUMN 6 COLUMN 7           COLUMN 8

                                   Title of               FMV       SH or    SH\   PUT\   Inv.     Other
Name of Issuer                     Class       CUSIP      (000's)   PRN      PRN   CALL   Discr.   Mgrs      Sole    Shared   None
PROASSURANCE CORP                  Common      74267C106   3,405      70,000 SH           Sole               70,000
PACIFIC MERCANTILE BANCORP         Common      694552100   3,821     220,000 SH           Sole              220,000      -      -
PEOPLES COMMUNITY BANCORP          Common      71086E107   8,700     432,183 SH           Sole              432,183      -      -
QUANTA RE                          Common      G7313F106     790     154,900 SH           Sole              154,900
SILVER STATE BANCORP               Common      828251108     660      30,000 SH           Sole               30,000      -      -
SNB BANCSHARES INC TEX             Common      78460M209   4,967     285,456 SH           Sole              285,456      -      -
ST JOSEPH CAP CORP                 Common      790595102     350      11,390 SH           Sole               11,390      -      -
STANDARD CHARTER                   Common      G84228157   3,124     140,000 SH           Sole              140,000      -      -
SWS GROUP                          Common      788503N107  2,094      10,000 SH           Sole               10,000      -      -
TEXAS UTD BANCSHARES INC           Common      882838105   1,338      73,703 SH           Sole               73,703      -      -
THE BANCORP, INC.                  Common      05969A105   2,722     160,146 SH           Sole              160,146      -      -
TOWER FINANCIAL                    Common      891769101   1,354      78,735 SH           Sole               78,735      -      -
UCBH HOLDINGS                      Common      90262T308   2,146     120,000 SH           Sole              120,000      -      -
UNITED AMERICAN INDEMNITY          Cl A Ltd    90933T109   1,102      60,000 SH           Sole               60,000
UNUM PROVIDENT                     Common      91529Y106   2,275     100,000 SH           Sole              100,000
US BANCORP                         Common      902973304   1,196      40,000 SH           Sole               40,000
VALLEY BANCORP                     Common      91929R107   2,432      70,116 SH           Sole               70,116      -      -
WACHOVIA CORP 2ND NEW COMM         Common      929903102   3,172      60,000 SH           Sole               60,000      -      -
WESTERN ALLIANCE                   Common      957638109   1,804      60,400 SH           Sole               60,400      -      -
WILLIS GROUP                       Common      G96655108   1,847      50,000 SH           Sole               50,000      -      -

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